JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS H, Q, R, X, T, W

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Annuity Prospectus Supplement dated May 8, 2019

to PROSPECTUSES dated April 29, 2019

Subadvisor Name Changes to Variable Investment Options

This Supplement applies to the following Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”):

VENTURE® VARIABLE ANNUITY	VENTURE® 4 VARIABLE ANNUITY
VENTURE III® VARIABLE ANNUITY	VENTURE® 7 SERIES VARIABLE ANNUITY
VENTURE VISION® VARIABLE ANNUITY	ACCOMMODATOR VARIABLE ANNUITY
VENTURE VANTAGE® VARIABLE ANNUITY	INDEPENDENCE PREFERRED VARIABLE ANNUITY
VENTURE® OPPORTUNITY A SHARE VARIABLE ANNUITY	INDEPENDENCE 2000 VARIABLE ANNUITY
VENTURE® OPPORTUNITY B SHARE VARIABLE ANNUITY	INDEPENDENCE VARIABLE ANNUITY
WEALTHMARK VARIABLE ANNUITY	PATRIOT VARIABLE ANNUITY
WEALTHMARK ML3 VARIABLE ANNUITY	DECLARATION VARIABLE ANNUITY
VENTURE® 4 SERIES VARIABLE ANNUITY	REVOLUTION ACCESS VARIABLE ANNUITY
VENTURE® OPPORTUNITY O-SERIES VARIABLE ANNUITY	REVOLUTION EXTRA VARIABLE ANNUITY
VENTURE® OPPORTUNITY A-SERIES VARIABLE ANNUITY	REVOLUTION VALUE VARIABLE ANNUITY
VENTURE® FRONTIER VARIABLE ANNUITY	GIFL ROLLOVER VARIABLE ANNUITY
GIFL SELECT IRA ROLLOVER VARIABLE ANNUITY

It supplements the prospectus dated April 29, 2019 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

Effective May 7, 2019, the names of the following subadvisors changed as set forth below:

Current Name	New Name

John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM US”)	Manulife Investment Management (US) LLC (“MIM US”)

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“JHAM (NA)”)	Manulife Investment Management (North America) Limited (“MIM (NA)”)

Accordingly, we replace all references in the Annuity Prospectus listed under “Current Name” above with the corresponding “New Name” effective immediately.

Supplement dated May 8, 2019

05/19:VAPS57	333-70728	033-79112
	333-70730	033-46217
333-149421	333-70850	333-83558
333-149422	333-71072	333-138846
333-167019	333-71074	333-61283
333-167018	333-146591	333-146590
333-172473	333-146698	333-146699
333-172476	333-162245	333-164147
333-176427	333-162244	333-164146
333-176431	333-172475	333-164145
333-169795	333-169797	333-164142
333-164135	333-164140	333-164137
333-164138	333-164139	333-172474